Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 678,125	¥ 512,990
Accumulated amortization	(264,459)	(210,899)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	226,142	122,444
Accumulated amortization	(80,334)	(69,224)
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	23,758	3,051
Accumulated amortization	(1,409)	(1,105)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	20,214	4,938
Accumulated amortization	(2,154)	(1,401)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	98,852	76,112
Accumulated amortization	(58,865)	(40,447)
Music Catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	157,699	160,325
Accumulated amortization	(45,570)	(40,455)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	27,401	27,727
Accumulated amortization	(19,419)	(17,903)
Television carriage agreements (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,216	35,874
Accumulated amortization	(2,370)	(228)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	87,843	82,519
Accumulated amortization	¥ (54,338)	¥ (40,136)